BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Edadeal (Details) ₽ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 05, 2018 RUB (₽)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2018 RUB (₽)	Oct. 31, 2018 RUB (₽)	Oct. 05, 2018 USD ($)	Oct. 05, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash paid for acquisitions				$ 13.8	₽ 956	₽ 918
ASSETS:
Goodwill				$ 758.0			₽ 52,662				$ 134.3	₽ 9,328	₽ 8,436
Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest (percentage)		100.00%						100.00%
Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)		90.00%						90.00%
Fair value of equity investment		$ 0.4						₽ 26
Cash paid for acquisitions		3.4	₽ 233
ASSETS:
Cash and cash equivalents										₽ 20
Accounts receivable										176
Other current assets										15
Intangible assets										357
Goodwill										622
Deferred tax assets										5
Total assets										1,195
LIABILITIES:
Long-term debt										621
Short-term debt										174
Accounts payable and accrued liabilities										84
Deferred tax liabilities										57
Total liabilities										936
Net assets										259
Total purchase consideration	₽ 259
Edadeal | Software
ASSETS:
Intangible assets									$ 3.6	251
LIABILITIES:
Amortization period of intangible assets acquired	4 years
Edadeal | Brand
ASSETS:
Intangible assets									0.6	45
Edadeal | Client relationships
ASSETS:
Intangible assets									0.9	61
Russian Search And Portal
ASSETS:
Goodwill							₽ 2,248					₽ 1,607	₽ 1,657
Russian Search And Portal | Edadeal
ASSETS:
Goodwill		$ 9.0						₽ 622
Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Equity Method Investment, Ownership Percentage											10.00%	10.00%
ASSETS:
Intangible assets									$ 5.1	₽ 357